Unearned Revenue/Accrued Revenue	12 Months Ended
Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Unearned Revenue/Accrued Revenue	Unearned Revenue/Accrued Revenue
Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2024	2025
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,898	$3,777
Deferred revenue resulting from varying charter rates – Current liability	2,640	1,447
Deferred revenue resulting from varying charter rates – Non-Current liability	2,624	2,313
Total Unearned Revenue	$9,162	$7,537
Accrued Revenue
Resulting from varying charter rates – Current asset	$903	$615
Total Accrued Revenue	$903	$615